Business Combination - Summary of Analysis of Cash Flows on Acquisition (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [abstract]
Cash acquired on acquisition	$ 399
Provisional locked box payment received	683
Net cash flow on acquisition (Included in the consolidated statement of cash flows as investing activities)	$ 1,082